Note 7 - Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	March 31, 2016	December 31, 2015
Customer relationships	$11,856,126	$11,856,126
Backhaul agreement	3,837,783	-
FCC licenses	750,000	750,000
	16,443,909	12,606,126
Less: accumulated amortization of customer relationships	11,537,769	11,333,096
Intangible assets, net	$4,906,140	$1,273,030

	As of December 31,
	2015	2014
Goodwill	$1,674,281	$1,674,281

Customer relationships	$11,856,126	$11,856,127
Less: accumulated amortization of customer relationships	11,333,096	10,940,824
Customer relationships, net	523,030	915,303

FCC licenses	1,284,555	1,284,555
Impairment charge	(534,555)	-
FCC licenses, net	750,000	1,284,555

Intangible assets, net	$1,273,030	$2,199,858

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Years Ending December 31,
2016	392,272
2017	130,758
$523,030